UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:September 30, 2002

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  November 13, 2002

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 62
Form 13 F Information Table Value Total: 108,232

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Inco LTD                       CONV             453258ah8       19    19000 PRN      SOLE                    19000
AT&T Corp                      COM              001957109     2684   223485 SH       SOLE                   223485
American International Group   COM              026874107      299     5466 SH       SOLE                     5466
Archstone-Smith Trust          COM              039583109     1403    58750 SH       SOLE                    58750
BP Amoco PLC - Spons ADR       COM              055622104      992    24855 SH       SOLE                    24855
Bank of America Corp           COM              060505104     3623    56789 SH       SOLE                    56789
BellSouth Corp                 COM              079860102     1603    87287 SH       SOLE                    87287
Bethlehem Steel Corp           COM              087509105        1    11000 SH       SOLE                    11000
Boston Scientific Corp         COM              101137107     5054   160150 SH       SOLE                   160150
Bristol-Myers Squibb Co        COM              110122108      296    12432 SH       SOLE                    12432
ChevronTexaco Corp             COM              166764100     3126    45136 SH       SOLE                    45136
Cisco Systems Inc              COM              17275R102      159    15173 SH       SOLE                    15173
Citigroup Inc                  COM              172967101      243     8203 SH       SOLE                     8203
Computer Sciences Corp         COM              205363104     2684    96575 SH       SOLE                    96575
ConocoPhillips                 COM              20825C104     3315    71693 SH       SOLE                    71693
Consolidated Edison of NY      COM              209115104      737    18325 SH       SOLE                    18325
Countrywide Credit Ind Inc     COM              222372104     5007   106200 SH       SOLE                   106200
DNP Select Income Fund Inc.    COM              23325P104      469    47075 SH       SOLE                    47075
Duke-Weeks Realty Corp         COM              264411505      542    22000 SH       SOLE                    22000
Emerson Electric Co            COM              291011104      220     5000 SH       SOLE                     5000
Ericsson Limited Telephone SP  COM              294821400        4    10800 SH       SOLE                    10800
Exxon Mobil Corporation        COM              30231G102      687    21527 SH       SOLE                    21527
Fannie Mae                     COM              313586109      270     4534 SH       SOLE                     4534
General Electric Co            COM              369604103     1486    60280 SH       SOLE                    60280
Genuine Parts Co               COM              372460105     3963   129350 SH       SOLE                   129350
HRPT Properties Trust          COM              40426W101     3278   397300 SH       SOLE                   397300
Hewlett Packard Co             COM              428236103      674    57749 SH       SOLE                    57749
Home Depot, Inc                COM              437076102      299    11453 SH       SOLE                    11453
Hospitality Properties Trust   COM              44106M102      245     7400 SH       SOLE                     7400
Household Intl                 COM              441815107      218     7685 SH       SOLE                     7685
Humana Inc                     COM              444859102      223    18000 SH       SOLE                    18000
Intel Corp                     COM              458140100     1447   104208 SH       SOLE                   104208
International Business Machine COM              459200101      438     7518 SH       SOLE                     7518
Kerr-McGee Corp                COM              492386107      850    19567 SH       SOLE                    19567
KeySpan Corporation            COM              49337w100     5941   177330 SH       SOLE                   177330
Liberty Media Corp-A           COM              530718105       97    13500 SH       SOLE                    13500
Lincare Holdings               COM              532791100     4457   143600 SH       SOLE                   143600
Merck & Co                     COM              589331107      633    13856 SH       SOLE                    13856
Microsoft Corp                 COM              594918104      672    15373 SH       SOLE                    15373
NASDAQ-100 Index Tracking Stoc COM              631100104     2635   127175 SH       SOLE                   127175
NSTAR                          COM              67019E107     4155   105065 SH       SOLE                   105065
New Plan Excel Realty Trust    COM              648053106     4685   254050 SH       SOLE                   254050
Northrop Grumman Corp          COM              666807102     5524    44530 SH       SOLE                    44530
PPG Industries Inc             COM              693506107     3189    71350 SH       SOLE                    71350
Petroleum & Resources Corp     COM              716549100      331    17350 SH       SOLE                    17350
Pfizer Inc                     COM              717081103      407    14024 SH       SOLE                    14024
Public Service Enterprise Grou COM              744573106     4137   135630 SH       SOLE                   135630
Raytheon Company New           COM              755111507     4183   142750 SH       SOLE                   142750
Rheometric Scientific, Inc.    COM              762073104      439   577597 SH       SOLE                   577597
SBC Communications Inc         COM              78387G103      264    13133 SH       SOLE                    13133
Schering-Plough                COM              806605101      386    18128 SH       SOLE                    18128
Sovereign Bancorp Inc          COM              845905108     6024   467000 SH       SOLE                   467000
Staples Inc                    COM              855030102      128    10000 SH       SOLE                    10000
Sun Microsystems Inc           COM              866810104       88    33812 SH       SOLE                    33812
Supervalu Inc                  COM              868536103     3253   201400 SH       SOLE                   201400
Teleflex Inc                   COM              879369106     3717    81550 SH       SOLE                    81550
Union Pacific Corp             COM              907818108      321     5545 SH       SOLE                     5545
Verizon Communications         COM              92343V104      428    15592 SH       SOLE                    15592
Vulcan Materials Co            COM              929160109     1968    54425 SH       SOLE                    54425
Weyerhaeuser Co                COM              962166104     2109    48175 SH       SOLE                    48175
Wyeth                          COM              983024100      929    29220 SH       SOLE                    29220
Xcel Energy Inc.               COM              98389B100      574    61627 SH       SOLE                    61627
